Related parties (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	₨ 5	₨ 1	₨ 0
Total	33,562	32,149	31,069
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	668	458	380
Contributions to defined contribution plans	35	38	28
Commission to directors	243	153	180
Share-based payments expense	99	114	75
Total	₨ 1,045	₨ 763	₨ 663